UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21196 and 811-21299

Name of Fund: BBIF Money Fund and Master Money LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BBIF Money Fund and Master Money LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2013

Date of reporting period: 09/30/2012

Item 1 – Report to Stockholders

September 30, 2012

Semi-Annual Report (Unaudited)

BBIF Money Fund

Not FDIC Insured • No Bank Guarantee • May Lose Value

2	BBIF MONEY FUND	SEPTEMBER 30, 2012

Dear Shareholder

Late in the summer of 2011, financial markets were upended by sovereign debt turmoil in the United States and Europe as well as growing concerns about the future of the global economy. Investor confidence had crumbled. However, the fourth quarter of 2011 brought improving economic data and more concerted efforts among European leaders toward stemming the region’s debt crisis, gradually drawing investors back to the markets. Improving sentiment carried over into early 2012 as investors felt some relief from the world’s financial woes. Volatility abated and risk assets (including stocks, commodities and high yield bonds) moved boldly higher through the first two months of 2012, while climbing Treasury yields pressured higher-quality fixed income assets.

Markets reversed course in the spring when Europe’s debt problems boiled over once again. High levels of volatility returned as political instability in Greece threatened the country’s membership in the eurozone. Spain faced severe deficit issues while the nation’s banks clamored for liquidity. Yields on Spanish and Italian government debt rose to levels deemed unsustainable. European leaders conferred and debated vehemently over the need for fiscal integration among the 17 nations comprising the euro currency bloc as a means to resolve the crisis for the long term.

Alongside the drama in Europe, investors were discouraged by gloomy economic reports from various parts of the world. A slowdown in China, a key powerhouse for global growth, became particularly worrisome. In the United States, disappointing jobs reports dealt a crushing blow to investor sentiment. Risk assets sold off in the second quarter as investors again retreated to safe haven assets.

Despite ongoing concerns about the health of the global economy and the debt crisis in Europe, most asset classes enjoyed a robust summer rally powered mainly by expectations for policy stimulus from central banks in Europe and the United States. Although global economic data continued to be mixed, the spate of downside surprises seen in the second quarter had receded and, outside of Europe, the risk of recession largely subsided. Additionally, in response to growing debt pressures, the European Central Bank allayed investors’ fears by stating its conviction to hold the eurozone together. Early in September, the European Central Bank announced a plan to purchase sovereign debt in the eurozone’s most troubled nations. Later that month, the US Federal Reserve announced its long-awaited — and surprisingly aggressive — stimulus program, committing to purchase $40 billion of agency mortgage-backed securities per month until the US economy exhibits enough strength to sustain real growth and improving labor market conditions. These central bank actions boosted risk assets globally as investors increased their risk appetites in their search for higher returns.

All asset classes performed well for the 12-month period ended September 30, 2012, with particularly strong returns from US stocks and high yield bonds. For the six-month period ended September 30, 2012, fixed income investments outperformed equities. US Treasury bonds posted exceptional gains by historical standards and outperformed investment-grade corporate bonds and tax-exempt municipals. High yield bonds also generated solid returns. US stocks finished the six-month period with modest gains, while international and emerging market stocks lagged other asset classes amid ongoing uncertainty. Near-zero short term interest rates continued to keep yields on money market securities near their all-time lows.

The financial world is more uncertain than ever, but there are new avenues of opportunity — new ways to invest and new markets in which to invest. We believe it’s our responsibility to help investors adapt to today’s new world of investing and build the portfolios these times require. We encourage you to visit www.blackrock.com/newworld for more information.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“The financial world is more uncertain than ever, but there are new avenues of opportunity.”

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of September 30, 2012

	6-month	12-month

US large cap equities	3.43%	30.20%
(S&P 500® Index)

US small cap equities	1.60	31.91
(Russell 2000® Index)

International equities	(0.70)	13.75
(MSCI Europe, Australasia,
Far East Index)

Emerging market	(1.84)	16.93
equities (MSCI Emerging
Markets Index)

3-month Treasury	0.06	0.07
bill (BofA Merrill Lynch
3-Month US Treasury
Bill Index)

US Treasury securities	6.78	5.66
(BofA Merrill Lynch 10-
Year US Treasury Index)

US investment grade	3.68	5.16
bonds (Barclays
US Aggregate Bond Index)

Tax-exempt municipal	4.50	8.84
bonds (S&P Municipal
Bond Index)

US high yield bonds	6.40	19.35
(Barclays US Corporate
High Yield 2% Issuer
Capped Index)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2012

The Federal Open Market Committee (“FOMC”) continued to maintain its target range for the federal funds rate at 0.00% to 0.25% throughout the six-month reporting period ended September 30, 2012. During the period, policymakers stated that they anticipate exceptionally low short-term rates will be warranted at least through mid-2015.

On the heels of a second successful long-term refinancing operation (“LTRO”) from the European Central Bank (“ECB”) in February, credit markets rallied during the start of the period before trending sideways. Money markets began to take pause in late May as Moody’s Investors Service, Inc. (“Moody’s”) rating agency neared completion of its large-scale review of banks placed on watch for potential downgrade, including 114 banks in 16 European countries as well as 17 other major banks and securities firms around the world that engage in global capital markets operations. As Moody’s provided a host of guidance on the pending actions over the course of its review, there was little in the way of surprise when the agency announced the results in June.

In late June, the FOMC announced the extension of the program known as “Operation Twist” through the end of 2012, with plans to sell an additional $267 billion of short-dated US Treasury securities while purchasing an equal amount of longer-dated Treasury notes. As primary market dealers are obligated to participate in the FOMC’s policy programs, Operation Twist has resulted in many dealers being forced to retain short-dated Treasury securities sold by the US Federal Reserve on their balance sheets, driving up funding costs for these positions. Dealers have relied upon overnight repurchase agreements (“repos”) in order to finance the Treasury securities, to the benefit of short-term investors who have seen repo rates nearly double this year. So it follows that Operation Twist has led to a direct increase in short-term US Treasury yields. Three-month US Treasury bill yields, for instance, averaged 0.088% over the six months ended September 2012, in contrast to an average yield of 0.035% in the previous six-month period.

As the eurozone gradually moves toward fiscal integration, economies across the region face severe headwinds. Unemployment rates have been hovering near historical highs and sovereign bond prices in peripheral countries have been volatile and altogether weak. In July, the ECB cut the main refinancing rate to 0.75%. The central bank also cut its deposit rate from 0.25% to zero to encourage euro area banks to originate new loans rather than leave idle balances on reserve at the central bank. In early September, the ECB announced a bold new sovereign bond-buying plan aimed at lowering short-term financing costs for the region’s most troubled countries subject to stringent conditions set forth under the program.

In the United States, sluggish economic growth and stubbornly high unemployment prompted the FOMC to launch another round of stimulus in mid-September. The FOMC committed to purchasing approximately $40 billion of agency mortgage-backed securities (“MBS”) per month until the US labor market exhibits substantial improvement. The FOMC will continue to reinvest principal from their existing holdings of agency MBS, bringing total monthly purchases to nearly $85 billion. Since the onset of the crisis in September 2008, the US Federal Reserve has nearly tripled its balance sheet to $2.8 trillion.

Taken together, central bank actions have eased liquidity strains in the funding markets. In fact, many issuers are fully funded through the end of 2012. During the six-month period, credit spreads compressed and US dollar London Interbank Offered Rates (“LIBOR”) moved lower across the curve. The sharpest drop came in the three-month LIBOR, which fell 11 basis points over the period to 0.359% as of September 30, 2012.

In the short-term tax-exempt market, yields rose steadily leading up to the April 15th tax filing deadline, and declined throughout the summer months due to strong cash inflows resulting from the reinvestment of bond coupon payments and maturities. This is a typical seasonal pattern for yields as increasing demand for variable rate demand notes (“VRDNs”) meets a decreasing-supply environment at this time of year. The benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average rate on seven-day, high-quality VRDN securities (as calculated by Municipal Market Data), reached a year-to-date high of 0.26% on April 18th and ended the period at 0.18% as of September 30, 2012.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2012. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continue to attract crossover buyers from the taxable market.

As state and local municipalities continue to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2012. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure. The municipal yield curve continued to be extremely flat with longer-dated one-year municipal notes yielding 0.22% as of September 30, 2012, representing only a nominal premium for the extension risk over VRDNs.

Tax-exempt money fund industry assets, although down 5.7% for the six-month period ended September 30, 2012, stabilized in the third quarter, at $268 billion.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BBIF MONEY FUND	SEPTEMBER 30, 2012

Fund Information as of September 30, 2012

Investment Objective

BBIF Money Fund's (the "Fund") investment objective is to seek current income, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day SEC Yields	7-Day Yields
Class 1	0.00%	0.00%
Class 2	0.00%	0.00%
Class 3	0.00%	0.00%
Class 4	0.00%	0.00%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) expenses related to transactions, including sales charges and exchange fees; and (b) operating expenses, including administration fees, distribution and service fees, including 12b-1 fees and other Fund expenses. The expense example shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2012 and held through September 30, 2012) are intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges or exchange fees, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2012	Ending Account Value September 30, 2012	Expenses Paid During the Period[1]	Annualized Expense Ratio
Class 1	$1,000.00	$1,000.00	$1.60	$1,000.00	$1,023.47	$1.62	0.32%
Class 2	$1,000.00	$1,000.00	$1.60	$1,000.00	$1,023.47	$1.62	0.32%
Class 3	$1,000.00	$1,000.00	$1.60	$1,000.00	$1,023.47	$1.62	0.32%
Class 4	$1,000.00	$1,000.00	$1.60	$1,000.00	$1,023.47	$1.62	0.32%

[1]	For each class of the Fund, expenses are equal to the expense ratio for the class, multiplied by the average value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense example reflects the expenses of both the Fund and the master fund in which it invests.
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
BBIF MONEY FUND	SEPTEMBER 30, 2012	5

Statement of Assets and Liabilities

September 30, 2012 (Unaudited)	BBIF Money Fund

Assets
Investments at value — Master Money LLC (the “Master LLC”)
(cost — $2,883,059,167)	$2,883,059,167
Capital shares sold receivable	7,651,864
Total assets	2,890,711,031

Liabilities
Contributions payable to the Master LLC	7,651,864
Administration fees payable	84,940
Officer’s fees payable	984
Income dividends payable	5
Other accrued expenses payable	995,927
Total liabilities	8,733,720
Net Assets	$2,881,977,311

Net Assets Consist of
Paid-in capital	$2,881,867,001
Undistributed net investment income	386
Accumulated net realized gain allocated from the Master LLC	109,924
Net Assets	$2,881,977,311

Net Asset Value
Class 1 — Based on net assets of $358,768,145 and
358,752,801 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$1.00
Class 2 — Based on net assets of $418,077,621 and
418,047,771 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$1.00
Class 3 — Based on net assets of $848,433,358 and
848,389,229 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$1.00
Class 4 — Based on net assets of $1,256,698,187 and
1,256,686,054 shares outstanding, unlimited number of
shares authorized, par value $0.10 per share	$1.00

Statement of Operations

Six Months Ended September 30, 2012 (Unaudited)	BBIF Money Fund

Investment Income
Net investment income allocated from the Master LLC:
Income	$5,951,958
Expenses	(2,751,866)
Total income	3,200,092

Fund Expenses
Administration	4,608,104
Service and distribution — Class 1	2,066,383
Service and distribution — Class 2	2,088,482
Service and distribution — Class 3	2,070,575
Service and distribution — Class 4	2,866,573
Transfer agent — Class 1	120,635
Transfer agent — Class 2	106,005
Transfer agent — Class 3	59,781
Transfer agent — Class 4	70,757
Registration	1,473,469
Printing	34,891
Professional	15,167
Officer	1,459
Miscellaneous	13,734
Total expenses	15,596,015
Less fees waived by Administrator	(2,947,801)
Less service and distribution fees waived — Class 1	(2,066,383)
Less service and distribution fees waived — Class 2	(2,088,482)
Less service and distribution fees waived — Class 3	(2,070,575)
Less service and distribution fees waived — Class 4	(2,866,573)
Transfer agent fees reimbursed — Class 1	(120,635)
Transfer agent fees reimbursed — Class 2	(106,005)
Transfer agent fees reimbursed — Class 3	(59,781)
Transfer agent fees reimbursed — Class 4	(70,757)
Total expenses after fees waived and reimbursed	3,199,023
Net investment income	1,069

Realized Gain Allocated from the Master LLC
Net realized gain from investments	67,483
Net Increase in Net Assets Resulting from Operations	$68,552

See Notes to Financial Statements.

6	BBIF MONEY FUND	SEPTEMBER 30, 2012

Statements of Changes in Net Assets	BBIF Money Fund

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31, 2012

Operations
Net investment income	$1,069	$502,963
Net realized gain	67,483	85,951
Net increase in net assets resulting from operations	68,552	588,914

Dividends and Distributions to Shareholders From
Net investment income:
Class 1	(77)	(120)
Class 2	(115)	(143,167)
Class 3	(205)	(187,626)
Class 4	(286)	(172,050)
Net realized gain:
Class 1	—	(9,314)
Class 2	—	(31,410)
Class 3	—	(40,913)
Class 4	—	(38,480)
Decrease in net assets resulting from dividends and distributions to shareholders	(683)	(623,080)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(2,624,557,412)	(249,999,921)

Net Assets
Total decrease in net assets	(2,624,489,543)	(250,034,087)
Beginning of period	5,506,466,854	5,756,500,941
End of period	$2,881,977,311	$5,506,466,854
Undistributed net investment income	$386	—

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2012	7

Financial Highlights	BBIF Money Fund

	Class 1
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0000	0.0000	0.0003	0.0112	0.0360
Net realized gain	—	—	0.0001	0.0000	0.0001	0.0003
Net increase from investment operations	0.0000	0.0000	0.0001	0.0003	0.0113	0.0363
Dividends and distributions from:
Net investment income	(0.0000)	(0.0000)	(0.0000)	(0.0003)	(0.0112)	(0.0360)
Net realized gain	—	—	(0.0001)	(0.0000)	—	—
Total dividends and distributions	(0.0000)	(0.0000)	(0.0001)	(0.0003)	(0.0112)	(0.0360)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.00%	0.01%	0.04%	1.12%	3.66%

Ratios to Average Net Assets[3]
Total expenses	1.54%[4,5]	1.51%[5]	1.50%	1.53%	1.55%	1.53%
Total expenses after fees waived and reimbursed	0.32%[4,5]	0.28%[5]	0.38%	0.50%	1.49%	1.53%
Net investment income	0.00%[4,5]	0.00%[5]	0.00%	0.03%	1.13%	3.58%

Supplemental Data
Net assets, end of period (000)	$358,768	$385,378	$518,902	$573,592	$563,107	$628,647

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

8	BBIF MONEY FUND	SEPTEMBER 30, 2012

Financial Highlights (continued)	BBIF Money Fund

	Class 2
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0001	0.0004	0.0004	0.0169	0.0423
Net realized gain	—	—	0.0001	0.0000	0.0001	0.0002
Net increase from investment operations	0.0000	0.0001	0.0005	0.0004	0.0170	0.0425
Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0004)	(0.0004)	(0.0169)	(0.0423)
Net realized gain	—	—	(0.0001)	(0.0000)	—	—
Total dividends and distributions	(0.0000)	(0.0001)	(0.0005)	(0.0004)	(0.0169)	(0.0423)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.05%	0.05%	1.71%	4.31%

Ratios to Average Net Assets[3]
Total expenses	1.19%[4,5]	1.15%[5]	1.14%	1.16%	1.18%	1.17%
Total expenses after fees waived and reimbursed	0.32%[4,5]	0.27%[5]	0.34%	0.50%	0.92%	0.90%
Net investment income	0.00%[4,5]	0.01%[5]	0.04%	0.04%	1.71%	4.21%

Supplemental Data
Net assets, end of period (000)	$418,078	$1,284,551	$1,523,283	$1,980,211	$2,165,760	$2,380,485

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2012	9

Financial Highlights (continued)	BBIF Money Fund

	Class 3
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0001	0.0004	0.0010	0.0201	0.0455
Net realized gain	—	—	0.0001	0.0000	0.0001	0.0002
Net increase from investment operations	0.0000	0.0001	0.0005	0.0010	0.0202	0.0457
Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0004)	(0.0010)	(0.0201)	(0.0455)
Net realized gain	—	—	(0.0001)	(0.0000)	—	—
Total dividends and distributions	(0.0000)	(0.0001)	(0.0005)	(0.0010)	(0.0201)	(0.0455)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.05%	0.11%	2.03%	4.65%

Ratios to Average Net Assets[3]
Total expenses	0.87%[4,5]	0.84%[5]	0.83%	0.85%	0.87%	0.86%
Total expenses after fees waived and reimbursed	0.32%[4,5]	0.27%[5]	0.34%	0.43%	0.59%	0.58%
Net investment income	0.00%[4,5]	0.01%[5]	0.04%	0.10%	2.03%	4.52%

Supplemental Data
Net assets, end of period (000)	$848,433	$1,790,033	$1,975,795	$2,711,575	$2,785,930	$3,185,573

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

10	BBIF MONEY FUND	SEPTEMBER 30, 2012

Financial Highlights (concluded)	BBIF Money Fund

	Class 4
	Six Months Ended September 30, 2012 (Unaudited)	Year Ended March 31,
		2012	2011	2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	0.0001	0.0004	0.0010	0.0201	0.0455
Net realized gain	—	—	0.0001	0.0000	0.0001	0.0000
Net increase from investment operations	0.0000	0.0001	0.0005	0.0010	0.0202	0.0455
Dividends and distributions from:
Net investment income	(0.0000)	(0.0001)	(0.0004)	(0.0010)	(0.0201)	(0.0455)
Net realized gain	—	—	(0.0001)	(0.0000)	—	—
Total dividends and distributions	(0.0000)	(0.0001)	(0.0005)	(0.0010)	(0.0201)	(0.0455)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[1]
Total investment return	0.00%[2]	0.01%	0.05%	0.11%	2.03%	4.65%

Ratios to Average Net Assets[3]
Total expenses	0.86%[4,5]	0.84%[5]	0.83%	0.85%	0.87%	0.85%
Total expenses after fees waived and reimbursed	0.32%[4,5]	0.27%[5]	0.34%	0.42%	0.59%	0.58%
Net investment income	0.00%[4,5]	0.01%[5]	0.04%	0.10%	2.01%	4.48%

Supplemental Data
Net assets, end of period (000)	$1,256,698	$2,046,505	$1,738,520	$1,718,868	$1,741,954	$2,060,455

[1]	Where applicable, total investment returns include the reinvestment of dividends and distributions.
[2]	Aggregate total investment return.
[3]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.
[4]	Annualized.
[5]	Includes the Fund’s share of the Master LLC’s allocated fees waived of less than 0.01%.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2012	11

Notes to Financial Statements (Unaudited)	BBIF Money Fund

1. Organization and Significant Accounting Policies:

BBIF Money Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Money LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The percentage of the Master LLC owned by the Fund at September 30, 2012 was 35.1%. The performance of the Fund is directly affected by the performance of the Master LLC. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 Share represents an interest in the same assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the service and distribution of such shares and has exclusive voting rights with respect to matters relating to such shareholder servicing and distribution expenditures.

The following is a summary of significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 1 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted for on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized gains and losses. In addition, the Fund accrues its own income and expenses. Income and realized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of realized gains, if any, are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2012. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. This amount, if applicable, is shown as income in the Statement of Operations.

2. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual

12	BBIF MONEY FUND	SEPTEMBER 30, 2012

Notes to Financial Statements (concluded)	BBIF Money Fund

rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plans and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

	Service Fee	Distribution Fee
Class 1	0.25%	0.750%
Class 2	0.25%	0.425%
Class 3	0.25%	0.125%
Class 4	0.25%	0.125%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Class 1, Class 2, Class 3 and Class 4 shareholders.

The Fund entered into a contractual arrangement with the Administrator and BRIL to waive and/or reimburse a portion of the Fund’s direct fees and expenses, which excludes fees and expenses allocated from the Master LLC, to ensure that the net expenses for the Fund’s Class 2 Shares are 0.32% higher than those of BIF Money Fund, and the net expenses for the Fund’s Class 3 and Class 4 Shares are equal to those of BIF Money Fund. The fee/expense waiver includes service and distribution fees. The Administrator and BRIL have agreed not to reduce or discontinue this contractual waiver or reimbursement until August 1, 2013 unless approved by the Board of Directors, including a majority of the Independent Directors. These amounts are included in service and distribution fees waived — class specific in the Statement of Operations.

In addition to the contractual waiver described above, the Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service and distribution fees and/or reimburse operating expenses to enable each class of the Fund to maintain a minimum daily net investment income dividend. These amounts are reported in the Statement of Operations as fees waived by Administrator, service and distribution fees waived — class specific and transfer agent fees reimbursed — class specific. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer.

3. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

Transactions in capital shares for each class were as follows:

	Six Months Ended September 30, 2012	Year Ended March 31, 2012
Class 1
Shares sold	2,968,860,465	6,733,885,580
Shares issued to shareholders in
reinvestment of dividends and
distributions	5	8,760
Shares redeemed	(2,995,478,102)	(6,867,416,118)
Net decrease	(26,617,632)	(133,521,778)

Class 2
Shares sold	2,249,577,335	11,163,958,446
Shares issued to shareholders in
reinvestment of dividends and
distributions	2	173,776
Shares redeemed	(3,116,061,718)	(11,402,854,950)
Net decrease	(866,484,381)	(238,722,728)

Class 3
Shares sold	4,231,143,405	15,817,843,193
Shares issued to shareholders in
reinvestment of dividends and
distributions	52	228,000
Shares redeemed	(5,172,763,214)	(16,003,821,676)
Net decrease	(941,619,757)	(185,750,483)

Class 4
Shares sold	7,487,534,198	22,703,383,794
Shares issued to shareholders in
reinvestment of dividends and
distributions	167	209,883
Shares redeemed	(8,277,370,007)	(22,395,598,609)
Net increase (decrease)	(789,835,642)	307,995,068
Total Net Decrease	(2,624,557,412)	(249,999,921)

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BBIF MONEY FUND	SEPTEMBER 30, 2012	13

Master LLC Portfolio Information as of September 30, 2012	Master Money LLC

Portfolio Composition

Percent of Net Assets
Certificates of Deposit — Yankee[1]	36%
Municipal Bonds	20
Commercial Paper	17
US Treasury Obligations	13
US Government Sponsored Agency Obligations	8
Repurchase Agreements	4
Corporate Notes	2
Total	100%

[1]	US branches of foreign banks.
14	BBIF MONEY FUND	SEPTEMBER 30, 2012

Schedule of Investments September 30, 2012 (Unaudited)	Master Money LLC (Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value

Yankee (a) — 35.8%
Bank of Montreal, Chicago:
0.32%, 12/11/12	$50,000	$50,000,000
0.31%, 2/07/13	124,000	124,000,000
Bank of Nova Scotia, Houston (b):
0.32%, 2/11/13	100,000	100,000,000
0.27%, 2/15/13	105,000	105,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.43%, 11/14/12	125,000	125,000,000
0.48%, 1/24/13	204,500	204,500,000
BNP Paribas, NY:
0.38%, 12/04/12	40,000	40,000,000
0.42%, 1/02/13	40,500	40,500,000
Canadian Imperial Bank of Commerce, NY:
0.32%, 1/02/13	32,000	31,999,996
0.32%, 3/01/13 (b)	115,000	115,000,000
0.36%, 9/25/13 (b)	76,000	76,000,000
Commonwealth Bank of Australia, NY,
0.38%, 12/07/12	30,000	30,002,823
Credit Industriel ET Commercial, NY,
0.44%, 12/03/12	93,500	93,500,000
Credit Suisse, NY, 0.32%, 2/04/13	100,500	100,500,000
Mizuho Corporate Bank Ltd., NY:
0.36%, 10/11/12	92,000	92,004,212
0.34%, 11/02/12	25,000	25,000,686
National Australia Bank Ltd., NY, 0.40%, 4/18/13	160,000	160,000,000
National Bank of Canada, NY, 0.32%, 1/11/13 (b)	116,000	116,000,000
Norinchukin Bank, NY, 0.17%, 10/01/12	60,000	60,000,000
Rabobank Nederland NV, NY:
0.53%, 10/25/12	175,000	175,000,000
0.56%, 1/18/13 (b)	100,000	100,000,000
Societe Generale, NY:
0.46%, 12/03/12	34,500	34,500,000
0.58%, 1/03/13	130,000	130,000,000
Sumitomo Mitsui Banking Corp., NY:
0.43%, 1/15/13	125,000	125,000,000
0.39%, 2/13/13	129,500	129,500,000
Sumitomo Mitsui Trust & Banking Co. Ltd., NY,
0.36%, 10/23/12	15,000	15,000,000
Svenska Handelsbanken, NY, 0.38%, 10/11/12	150,000	150,000,000
Toronto-Dominion Bank, NY:
0.32%, 3/18/13	144,800	144,800,000
0.31%, 5/28/13 (b)	75,000	75,000,000
Westpac Banking Corp., NY, 0.42%, 2/04/13 (b)	171,000	171,000,000
Total Certificates of Deposit — 35.8%		2,938,807,717

	Par
Commercial Paper	(000)	Value

Alpine Securitzation (c):
0.13%, 10/01/12	$34,200	$34,199,877
0.18%, 10/04/12	13,900	13,899,722
Bank of Tokyo-Mitsubishi UFJ Ltd., NY,
0.41%, 11/26/12 (c)	70,000	69,954,558
Barclays US Funding Corp., 0.05%, 10/01/12 (c)	71,407	71,406,703
Cancara Asset Security LLC, 0.20%, 10/03/12 (c)	15,000	14,999,750
Commonwealth Bank of Australia,
0.33%, 1/11/13 (b)	30,000	30,000,000
DNB Bank ASA, 0.32%, 2/13/13 (c)	28,000	27,966,151
Erste Abwicklungsanstalt (c):
0.73%, 1/07/13	74,138	73,990,187
0.58%, 4/15/13	40,000	39,873,045
Fairway Finance Corp. LLC (b):
0.26%, 11/05/12	20,000	20,000,000
0.25%, 11/16/12	33,000	33,000,000
General Electric Capital Corp., 0.31%, 3/04/13 (c)	113,000	112,849,176
ING (US) Funding LLC (c):
0.34%, 12/11/12	47,000	46,968,040
0.44%, 1/16/13	100,000	99,868,000
Kells Funding LLC:
0.58%, 11/30/12 (c)	125,000	124,877,153
0.37%, 3/19/13 (b)	96,000	95,994,718
National Australia Bank Ltd., London,
0.27%, 1/28/13 (c)	6,760	6,753,803
Nieuw Amsterdam Receivables Corp. (c):
0.30%, 10/09/12	38,000	37,997,150
0.45%, 1/02/13	25,000	24,970,625
Nordea North America, Inc., 0.36%, 2/08/13 (c)	55,000	54,927,950
State Street Corp., 0.31%, 1/18/13 (c)	100,000	99,905,278
Sumitomo Trust & Banking Co. Ltd.:
0.15%, 10/05/12 (b)	85,000	84,998,229
0.33%, 10/22/12 (c)	15,000	14,996,975
Svenska Handelsbanken, Inc. (c):
0.39%, 10/01/12	65,000	64,999,296
0.40%, 10/01/12	49,000	48,999,462
Sydney Capital Corp. (c):
0.30%, 10/03/12	8,000	7,999,800
0.30%, 11/14/12	58,000	57,978,250
Victory Receivables Corp., 0.21%, 10/24/12 (c)	24,464	24,460,575
Total Commercial Paper — 17.5%		1,438,834,473

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ACES	Adjustable Convertible Extendible Securities	HRB	Housing Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
	BHAC	Berkshire Hathaway Assurance Corp.	LOC	Letter of Credit
	COP	Certificates of Participation	M/F	Multi-Family
	Fannie Mae	Federal National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
	FLOATS	Floating Rate Securities	RB	Revenue Bonds
	Freddie Mac	Federal Home Loan Mortgage Corporation	SBPA	Stand-by Bond Purchase Agreements
	GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes
	HFA	Housing Finance Agency

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2012	15

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par
Corporate Notes	(000)	Value

Deutsche Bank AG, London, 5.38%, 10/12/12	$50,000	$50,079,904
JPMorgan Chase Bank NA, 0.53%, 5/17/13 (b)	126,070	126,070,000
Total Corporate Notes — 2.1%		176,149,904

Municipal Bonds
Bay Area Toll Authority, Refunding RB, VRDN, San
Francisco Bay Area Toll Bridge, Series B-1 (Bank
of America NA LOC), 0.17%, 10/05/12 (d)	54,845	54,845,000
California Health Facilities Financing Authority, RB,
VRDN, Scripps Health, Series E (Bank of America
NA LOC), 0.18%, 10/05/12 (d)	24,770	24,770,000
California HFA, HRB, VRDN, M/F, Series E, AMT
(Fannie Mae LOC, Freddie Mac LOC), 0.19%,
10/05/12 (d)	20,585	20,585,000
California HFA, RB, VRDN, AMT (Fannie Mae LOC,
Freddie Mac LOC) (d):
Series A, 0.19%, 10/05/12	8,385	8,385,000
Home Mortgage, Series B, 0.19%, 10/05/12	25,375	25,375,000
Home Mortgage, Series E-1, 0.18%, 10/05/12	14,425	14,425,000
Home Mortgage, Series M, 0.19%, 10/05/12	38,200	38,200,000
Home Mortgage, Series U, 0.19%, 10/05/12	2,445	2,445,000
California HFA, Refunding RB, VRDN, Home
Mortgage, Series E (Freddie Mac, Fannie Mae
Liquidity Facility), 0.17%, 10/05/12 (d)	1,880	1,880,000
California Pollution Control Financing Authority,
Refunding RB, VRDN, Pacific Gas & Electric Co.,
Series E (JPMorgan Chase Bank NA LOC), 0.16%,
10/01/12 (d)	106,700	106,700,000
California Statewide Communities Development
Authority, HRB, VRDN, AMT (Fannie Mae Liquidity
Facility) (d):
Knolls at Green Valley, Series FF, 0.17%, 10/05/12	13,205	13,205,000
Oakmont Chino Hills, Series P, 0.19%, 10/05/12	10,100	10,100,000
Central Plains Energy Project, Refunding RB, VRDN,
Project No. 2 (Royal Bank of Canada SBPA),
0.19%, 10/05/12 (d)	44,875	44,875,000
Chattanooga Health Educational & Housing Facility
Board, Refunding RB, VRDN, Catholic Health,
Series C, 0.19%, 10/05/12 (d)	1,300	1,300,000
Chicago Board of Education Illinois, GO, Refunding,
VRDN, Dedicated Revenue, Series B (JPMorgan
Chase Bank NA LOC), 0.20%, 10/01/12 (d)	46,355	46,355,000
City & County of Denver Colorado, COP, Refunding,
VRDN, Series A3 (JPMorgan Chase Bank SBPA),
0.20%, 10/01/12 (d)	16,350	16,350,000
City of Houston Texas, Refunding RB, VRDN, First
Lien Series B-5 (Lloyds TSB Bank Plc LOC),
0.20%, 10/05/12 (d)	52,140	52,140,000
City of New York, New York, GO, VRDN,
Sub-Series A-3 (Morgan Stanley Bank LOC),
0.19%, 10/05/12 (d)	12,090	12,090,000
City of Wichita Kansas, Refunding RB, VRDN,
Facilities, Christi Health VIII, Series B-2 (JPMorgan
Chase Bank NA LOC), 0.20%, 10/01/12 (d)	30,000	30,000,000
Connecticut State Health & Educational Facility
Authority, Refunding RB, VRDN (d):
Series K2 (JPMorgan Chase Bank NA LOC),
0.18%, 10/05/12	16,510	16,510,000
Yale-New Haven Hospital, Series U2 (Yale
University Guarantee), 0.18%, 10/05/12	24,580	24,580,000

	Par
Municipal Bonds (continued)	(000)	Value

County of Hennepin Minnesota, GO, Refunding,
VRDN, Series A (State Street Bank & Trust Co.
SBPA), 0.17%, 10/05/12 (d)	$7,410	$7,410,000
County of Shelby Tennessee, GO, VRDN, Public
Improvement, School, Series B (Landesbank
Hessen-Thuringen Girozentrale SBPA),
0.19%, 10/05/12 (d)	10,005	10,005,000
East Baton Rouge Parish Industrial Development
Board, Inc., RB, VRDN, Exxon Mobil Project,
Series A, 0.18%, 10/01/12 (d)	40,000	40,000,000
Essex County Improvement Authority, RB, VRDN,
ACES, Pooled Governmental Loan Program (Wells
Fargo Bank NA LOC), 0.15%, 10/05/12 (d)	11,225	11,225,000
Harris County Industrial Development Corp., RB,
VRDN, Exxon Project, AMT (Citibank NA Liquidity
Facility), 0.18%, 10/01/12 (d)	10,000	10,000,000
Holt Public Schools, GO, Refunding RB, VRDN
(Landsbank Hessen-Thuringen Girozentrale
SBPA), (Q-SBLF), 0.25%, 10/05/12 (d)	32,010	32,010,000
Illinois Finance Authority, RB, VRDN, University of
Chicago Medical Center, Series E-1 (JPMorgan
Chase Bank NA LOC), 0.20%, 10/01/12 (d)	13,200	13,200,000
Illinois Finance Authority, Refunding RB, VRDN
(JPMorgan Chase Bank NA LOC) (d):
Children’s Memorial Hospital, Series D,
0.19%, 10/05/12	10,300	10,300,000
Elmhurst Memorial Healthcare, Series B,
0.20%, 10/01/12	19,650	19,650,000
Little Co. of Mary Hospital and Health Care
Centers, Series B, 0.19%, 10/05/12	26,200	26,200,000
Indiana Finance Authority, Refunding RB, VRDN,
Sisters of St. Francis, Series B (JPMorgan Chase
Bank NA LOC), 0.18%, 10/05/12 (d)	20,800	20,800,000
Kentucky Housing Corp., RB, VRDN, Series T (Lloyds
TSB Bank Plc SBPA), 0.65%, 10/05/12 (d)	1,640	1,640,000
Los Angeles Community Redevelopment Agency
California, Refunding RB, VRDN, Promenade
Towers Project (Freddie Mac Liquidity Facility),
0.16%, 10/05/12 (d)	34,300	34,300,000
Metropolitan Water District of Southern California,
Refunding RB, VRDN, Series A-1 (Bank of
America NA SBPA), 0.16%, 10/05/12 (d)	4,200	4,200,000
Michigan State Building Authority, Refunding RB,
VRDN, Facilities Program, Series I (JPMorgan
Chase Bank NA LOC), 0.18%, 10/05/12 (d)	7,100	7,100,000
Nebraska Investment Finance Authority, Refunding
RB, VRDN, Series B (Fannie Mae SBPA), 0.19%,
10/05/12 (d)	24,360	24,360,000
New York City Housing Development Corp., HRB,
VRDN, Series A (Fannie Mae Liquidity Facility) (d):
90 West Street, 0.19%, 10/05/12	40,830	40,830,000
155 West 21st Street Development, AMT,
0.19%, 10/05/12	10,000	10,000,000
West 61st Street Apartments, AMT,
0.19%, 10/05/12	12,000	12,000,000
West 89th Street Development, AMT,
0.19%, 10/05/12	35,600	35,600,000
New York City Housing Development Corp.,
Refunding RB, VRDN, M/F, The Crest, Series A
(Landesbank Hessen-Thuringen Girozentrale LOC),
0.20%, 10/05/12 (d)	32,845	32,845,000

See Notes to Financial Statements.

16	BBIF MONEY FUND	SEPTEMBER 30, 2012

Schedule of Investments (continued)	Master Money LLC (Percentages shown are based on Net Assets)

	Par
Municipal Bonds (concluded)	(000)	Value

New York City Industrial Development Agency,
RB, VRDN, New York Law School Project,
Series A (JPMorgan Chase Bank NA LOC),
0.18%, 10/05/12 (d)	$17,980	$17,980,000
New York City Municipal Water Finance Authority,
Refunding RB, VRDN, Water & Sewer System,
Sub-Series A-1 (Mizuho Corporate Bank SBPA),
0.19%, 10/01/12 (d)	30,665	30,665,000
New York State HFA, HRB, VRDN (d):
10 Barclay Street, Series A, AMT (Fannie Mae
Liquidity Facility), 0.17%, 10/05/12	71,245	71,245,000
125 West 31st Street, Series A, AMT (Fannie
Mae Liquidity Facility), 0.19%, 10/05/12	30,000	30,000,000
160 West 62nd Street, Series A, (Wells Fargo
Bank NA LOC), 0.20%, 10/05/12	39,000	39,000,000
160 West 62nd Street, Series B, (Wells Fargo
Bank NA LOC), 0.17%, 10/05/12	6,500	6,500,000
316 11th Avenue, Series A, AMT (Fannie Mae
Liquidity Facility), 0.19%, 10/05/12	35,000	35,000,000
360 West 43rd Street, Series A, AMT (Fannie
Mae Liquidity Facility), 0.19%, 10/05/12	22,000	22,000,000
750 6th Ave, Series A, AMT (Fannie Mae
Liquidity Facility), 0.19%, 10/05/12	34,500	34,500,000
Biltmore Tower, Series A, AMT (Fannie Mae
Liquidity Facility), 0.19%, 10/05/12	65,000	65,000,000
East 39th Street, Series A, AMT (Fannie Mae
Liquidity Facility), 0.19%, 10/05/12	5,300	5,300,000
Series A, AMT (Fannie Mae Liquidity Facility),
0.19%, 10/05/12	28,100	28,100,000
Victory Housing, Series 2001-A, AMT (Freddie
Mac Liquidity Facility, Federal Home Loan
Bank LOC), 0.19%, 10/05/12	26,300	26,300,000
Worth Street, Series A, AMT (Fannie Mae
Liquidity Facility), 0.19%, 10/05/12	23,100	23,100,000
Palm Beach County Educational Facilities Authority,
Refunding RB, VRDN, Atlantic University Inc.
(Bank of America NA LOC), 0.19%, 10/05/12 (d)	27,500	27,500,000
Pennsylvania Higher Educational Facilities Authority,
Refunding RB, VRDN, Thomas Jefferson University,
Series B (JPMorgan Chase Bank NA LOC),
0.19%, 10/05/12 (d)	6,030	6,030,000
Philadelphia IDA, Refunding RB, VRDN, Liberty
Lutheran Services Project (Bank of America NA
LOC), 0.21%, 10/05/12 (d)	35,335	35,335,000
State of California, GO, Refunding, VRDN (d):
Kindergarten, Series A2 (State Street Bank &
Trust Co. LOC, California State Teachers’
Retirement System LOC), 0.16%, 10/01/12	26,775	26,775,000
Kindergarten, Series B1 (Citibank NA LOC),
0.20%, 10/01/12	10,150	10,150,000
Series B, Sub-Series B-1 (Bank of America NA
LOC), 0.18%, 10/05/12	20,000	20,000,000
State of California, GO, VRDN, FLOATS, Series C-1
(Bank of America NA LOC), 0.18%, 10/05/12 (d)	59,200	59,200,000
Wayne County Airport Authority, RB, VRDN, FLOATS,
Series 3072 (Credit Suisse NY SBPA, BHAC),
0.18%, 10/05/12 (d)(e)	41,945	41,945,000
Wisconsin Housing & Economic Development
Authority, RB, VRDN, Series B, AMT (Fannie Mae
LOC, Freddie Mac LOC), 0.19%, 10/05/12 (d)	10,200	10,200,000
Total Municipal Bonds — 20.0%		1,640,615,000

	Par
US Government Sponsored Agency Obligations	(000)	Value

Fannie Mae Variable Rate Notes,
0.25%, 12/20/12 (b)	$59,500	$59,497,327
Federal Home Loan Bank Variable Rate Notes,
0.18%, 2/25/14 (b)	50,000	49,978,687
Freddie Mac Variable Rate Notes (b):
0.17%, 11/02/12	80,000	79,995,619
0.31%, 1/24/13	63,000	62,991,934
0.37%, 9/03/13	137,500	137,474,309
0.17%, 9/13/13	272,200	272,042,686
Total US Government Sponsored Agency
Obligations — 8.0%		661,980,562

US Treasury Obligations
US Treasury Bills (c):
0.14%, 2/07/13	163,000	162,917,594
0.14%, 2/28/13	195,000	194,886,876
0.13% – 0.14%, 3/21/13	242,000	241,841,068
0.14%, 3/28/13	80,000	79,944,311
US Treasury Notes:
1.38%, 11/15/12	100,000	100,155,270
0.50% – 3.38%, 11/30/12	187,000	187,605,036
0.50%, 5/31/13	70,000	70,129,255
Total US Treasury Obligations — 12.6%		1,037,479,410

Repurchase Agreements
Barclays Capital, Inc., 0.70%, 10/01/12
(Purchased on 8/03/12 to be repurchased
at $25,028,681 collateralized by various
Corporate/Debt Obligations and a US Government
Sponsored Agency Obligation, 0.00% – 8.00%
due 6/16/14 – 2/10/51, par and fair values of
$83,623,269 and $28,728,607, respectively)	25,000	25,000,000
Barclays Capital, Inc., 0.85%, 11/26/12
(Purchased on 8/22/12 to be repurchased at
$100,226,667 collateralized by various
Corporate/Debt Obligations, 0.00% – 9.50% due
6/16/14 – 7/15/59, par and fair values of
$479,102,218 and $118,713,860, respectively)	100,000	100,000,000
Citigroup, Inc., 0.66%, 10/01/12 (Purchased on
9/04/12 to be repurchased at $127,062,865
collateralized by various Corporate/Debt
Obligations and US Treasury Notes,
0.00% – 5.96% due 1/15/14 – 12/18/49,
par and fair values of $327,678,442 and
$135,168,772, respectively)	127,000	127,000,000
Deutsche Bank Securities, Inc., 0.20%, 10/01/12
(Purchased on 9/28/12 to be repurchased at
$56,976,950, collateralized by various US
Government Sponsored Agency Obligations,
0.00% – 0.63% due 9/04/15 – 5/15/30, par
and fair values of $80,838,000 and
$58,115,725, respectively)	56,976	56,976,000
Total Repurchase Agreements — 3.8%		308,976,000
Total Investments (Cost — $8,202,843,066*) — 99.8%		8,202,843,066
Other Assets Less Liabilities — 0.2%		14,153,068
Net Assets — 100.0%		$8,216,996,134

*	Cost for federal income tax purposes.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2012	17

Schedule of Investments (concluded)	Master Money LLC

(a)	Issuer is a US branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.
(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:
•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Master LLC has the ability to access.
•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Total Investments[1]	—	$8,202,843,066	—	$8,202,843,066

[1]	See above Schedule of Investments for values in each security type.

Certain of the Master LLC’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2012, a bank overdraft of $(632,501) is categorized as Level 2 within the disclosure hierarchy.

There were no transfers between levels during the period ended September 30, 2012.

See Notes to Financial Statements.

18	BBIF MONEY FUND	SEPTEMBER 30, 2012

Statement of Assets and Liabilities

September 30, 2012 (Unaudited)	Master Money LLC

Assets
Investments at value — unaffiliated
(cost — $8,202,843,066)	$8,202,843,066
Contributions receivable from investors	9,820,765
Interest receivable	5,624,458
Investments sold receivable	470,000
Prepaid expenses	105,665
Total assets	8,218,863,954

Liabilities
Bank overdraft	632,501
Investment advisory fees payable	908,305
Other affiliates payable	84,743
Directors’ fees payable	11,712
Other accrued expenses payable	230,559
Total liabilities	1,867,820
Net Assets	$8,216,996,134

Net Assets Consist of
Investors’ capital	$8,216,996,134

Statement of Operations

Six Months Ended September 30, 2012 (Unaudited)	Master Money LLC

Investment Income
Income	$14,477,444

Expenses
Investment advisory	6,045,109
Accounting services	308,170
Directors	135,180
Custodian	129,600
Professional	25,290
Printing	7,650
Miscellaneous	65,197
Total expenses	6,716,196
Net investment income	7,761,248

Realized Gain
Net realized gain from investments	171,720
Net Increase in Net Assets Resulting from Operations	$7,932,968

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2012	19

Statements of Changes in Net Assets	Master Money LLC

	Six Months Ended
	September 30,	Year Ended
	2012	March 31,
Increase (Decrease) in Net Assets:	(Unaudited)	2012
Operations
Net investment income	$7,761,248	$14,259,516
Net realized gain	171,720	171,278
Net increase in net assets resulting from operations	7,932,968	14,430,794

Capital Transactions
Proceeds from contributions	32,865,511,435	89,456,165,145
Value of withdrawals	(35,726,289,378)	(89,781,653,677)
Net decrease in net assets derived from capital transactions	(2,860,777,943)	(325,488,532)

Net Assets
Total decrease in net assets	(2,852,844,975)	(311,057,738)
Beginning of period	11,069,841,109	11,380,898,847
End of period	$8,216,996,134	$11,069,841,109

See Notes to Financial Statements.

20	BBIF MONEY FUND	SEPTEMBER 30, 2012

Financial Highlights	Master Money LLC

	Six Months Ended September 30, 2012 (Unaudited)		Year Ended March 31,
		2012	2011	2010	2009	2008
Total Investment Return
Total investment return	0.09%[1]	0.13%	0.25%	0.41%	2.47%	5.08%

Ratios to Average Net Assets
Total expenses	0.15%[2]	0.15%	0.14%	0.15%	0.14%	0.14%
Total expenses after fees waived	0.15%[2]	0.15%	0.14%	0.15%	0.14%	0.14%
Net investment income	0.17%[2]	0.13%	0.24%	0.40%	2.45%	4.92%

Supplemental Data
Net assets, end of period (000)	$8,216,996	$11,069,841	$11,380,899	$14,959,781	$20,718,322	$23,136,625

[1]	Aggregate total investment return.
[2]	Annualized.

See Notes to Financial Statements.

BBIF MONEY FUND	SEPTEMBER 30, 2012	21

Notes to Financial Statements (Unaudited)	Master Money LLC

1. Organization and Significant Accounting Policies:

Master Money LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations. The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Repurchase Agreements: The Master LLC may invest in repurchase agreements. In a repurchase agreement, the Master LLC purchases a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Master LLC’s custodian or designated sub-custodians under tri-party repurchase agreements. In the event the counterparty defaults and the fair value of the collateral declines, the Master LLC could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2012. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Recent Accounting Standards: In December 2011, the Financial Accounting Standards Board issued guidance that will expand current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures will be required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the Statement of Assets and Liabilities and will require an entity to disclose both gross and net information about such investments and transactions in the financial statements. The guidance is effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years. Management is evaluating the impact of this guidance on the Master LLC’s financial statement disclosures.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

22	BBIF MONEY FUND	SEPTEMBER 30, 2012

Notes to Financial Statements (concluded)	Master Money LLC

2. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 million — $1Billion	0.175%
Greater than $1 Billion	0.125%

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses of the Master LLC to enable the feeder funds that invest in the Master LLC to maintain minimum levels of net investment income. These amounts, if any, are reported in the Statement of Operations as fees waived by Manager.

For the six months ended September 30, 2012, the Master LLC reimbursed the Manager $58,320 for certain accounting services, which is included in accounting services in the Statement of Operations.

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

3. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Master LLC’s Statement of Assets and Liabilities, less any collateral held by the Master LLC.

Certain obligations held by the Master LLC have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in credit worthiness of the entities that provide the credit enhancements or liquidity features. The Master LLC monitors its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

4. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BBIF MONEY FUND	SEPTEMBER 30, 2012	23

Disclosure of Investment Advisory Agreement

The Board of Directors of Master Money LLC (the “Master LLC”) met on April 17, 2012 and May 15-16, 2012 to consider the approval of the Master LLC’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor. BBIF Money Fund (the “Fund”) is a “feeder” fund that invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement. For simplicity, the Board of Directors of the Master LLC and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, and a fifth meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master LLC and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested, to the extent reasonably possible, an analysis of the risk and return relative to selected funds in peer groups. BlackRock provides information to the Board in response to specific questions. These questions covered issues such as profitability, investment performance and management fee levels. The Board considered the importance of: (i) managing fixed income assets with a view toward preservation of capital; (ii) portfolio managers’ investments in the funds they manage; (iii) BlackRock’s controls surrounding the coding of quantitative investment models; and (iv) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April 17, 2012 meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review periodically the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master LLC and the Fund, as applicable, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on

24	BBIF MONEY FUND	SEPTEMBER 30, 2012

Disclosure of Investment Advisory Agreement (continued)

the profitability of the Agreement to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees (a combination of the advisory fee and the administration fee, if any) charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) the existence, impact and sharing of potential economies of scale; (e) a summary of aggregate amounts paid by the Master LLC and/or the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At an in-person meeting held on April 17, 2012, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April 17, 2012 meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May 15-16, 2012 Board meeting.

At an in-person meeting held on May 15-16, 2012, the Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Agreement for a one-year term ending June 30, 2013. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) economies of scale; (e) fall-out benefits to BlackRock as a result of its relationship with the Master LLC and the Fund; and (f) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing Master LLC performance and the Master LLC’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Master LLC’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance, BlackRock’s credit analysis capabilities, BlackRock’s risk analysis and oversight capabilities and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Master LLC and the Fund. BlackRock and its affiliates provide the Master LLC and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master LLC and the Fund. In particular, BlackRock and its affiliates provide the Master LLC and the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

BBIF MONEY FUND	SEPTEMBER 30, 2012	25

Disclosure of Investment Advisory Agreement (continued)

B. The Investment Performance of the Master LLC, the Fund and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Master LLC’s investment results correspond directly to the investment results of the Fund. In preparation for the April 17, 2012 meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review their methodology. The Board and the Board’s Performance Oversight and Contract Committee regularly review, and meet with Master LLC management to discuss, the performance of the Master LLC and the Fund, as applicable, throughout the year.

The Board noted that, in general, the Fund performed better than its Peers in that the Fund’s performance was at or above the median of its Lipper Performance Universe in each of the one-, three- and five-year periods reported.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLC and the Fund: The Board, including the Independent Board Members, reviewed the Master LLC’s/ Fund’s contractual management fee rate compared with the other funds in the Fund’s Lipper category. It also compared the Fund’s total expense ratio, as well as the Master LLC’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Master LLC and the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master LLC and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2011 compared to available aggregate profitability data provided for the years ended December 31, 2010 and December 31, 2009. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and the difficulty of comparing profitability as a result of those factors.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board considered BlackRock’s operating margin, in general, compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master LLC and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master LLC’s/Fund’s contractual management fee ratio (a combination of the advisory fee and the administration fee, if any) was above the median contractual management fee ratio paid by the Fund’s Peers, in each case before taking into account any expense reimbursements or fee waivers. The Board also noted, however, that the Master LLC’s/Fund’s actual management fee ratio, after giving effect to any expense reimbursements or fee waivers by BlackRock and/ or other parties, if applicable, was lower than or equal to the median actual total management fee ratio paid by the Fund’s Peers, after giving effect to any expense reimbursements or fee waivers.

The Board also noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels. The Board further noted that the Manager, in its capacity as the Fund’s administrator (the “Administrator”), and the Fund’s distributor had entered into a contractual arrangement with the Fund whereby the Administrator and

26	BBIF MONEY FUND	SEPTEMBER 30, 2012

Disclosure of Investment Advisory Agreement (concluded)

the distributor agreed to waive all or a portion of their respective fees and/or reimburse direct expenses of the Fund to ensure that the operating expense ratio for certain classes of shares did not exceed specified amounts. The Board additionally noted that the Manager and the Fund’s distributor have voluntarily agreed to waive a portion of their respective fees and/or reimburse operating expenses to enable the Fund and the Master LLC to maintain minimum levels of daily net investment income. This waiver and/or reimbursement may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase, as well as the existence of expense caps. The Board also considered the extent to which the Master LLC and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or structure in order to enable the Master LLC and the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC. In their consideration, the Board Members took into account the existence of expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master LLC and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLC and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts. The Board further noted that it had considered the investment by BlackRock’s funds in ETFs without any offset against the management fees payable by the funds to BlackRock.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including all the Independent Board Members, unanimously approved the continuation of the Agreement between the Manager and the Master LLC for a one-year term ending June 30, 2013. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BBIF MONEY FUND	SEPTEMBER 30, 2012	27

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director
Rodney D. Johnson, Co-Chairman of the Board and Director
Paul L. Audet, Director
David O. Beim, Director
Henry Gabbay, Director
Dr. Matina S. Horner, Director
Herbert I. London, Director
Ian A. MacKinnon, Director1
Cynthia A. Montgomery, Director
Joseph P. Platt, Director
Robert C. Robb, Jr., Director
Toby Rosenblatt, Director
Kenneth L. Urish, Director
Frederick W. Winter, Director
John M. Perlowski, President and Chief Executive Officer
Richard Hoerner, CFA, Vice President
Brendan Kyne, Vice President
Simon Mendelson, Vice President
Christopher Stavrakos, CFA, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer
   and Anti-Money Laundering Officer
Benjamin Archibald, Secretary2

[1]	Effective May 15, 2012, Ian A. MacKinnon became a Director of the Fund and Master LLC.
[2]	Effective May 16, 2012, Ira P. Shapiro resigned as Secretary of the Fund and Master LLC and Benjamin Archibald became Secretary of the Fund and Master LLC.

Investment Advisor
and Administrator
 BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public
Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Fund
100 Bellevue Parkway
Wilmington, DE 19809

28	BBIF MONEY FUND	SEPTEMBER 30, 2012

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BBIF MONEY FUND	SEPTEMBER 30, 2012	29

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

30	BBIF MONEY FUND	SEPTEMBER 30, 2012

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

#BBIFM-9/12-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BBIF Money Fund and Master Money LLC

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BBIF Money Fund and Master Money LLC

Date: December 4, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BBIF Money Fund and Master Money LLC

Date: December 4, 2012

By: /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BBIF Money Fund and Master Money LLC

Date: December 4, 2012

3